Summary Of Selected Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				3 Months Ended										12 Months Ended
	Dec. 31, 2012 employee		Dec. 31, 2011 employee		Dec. 31, 2012 employee		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 employee		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item customer employee		Dec. 31, 2011 customer item employee		Dec. 31, 2010 customer item employee		Dec. 31, 2009 item customer employee		Dec. 31, 2008 item customer employee
Summary Of Selected Financial Data [Abstract]
Basic					$ 0.47		$ 0.36	$ 0.30	$ 0.19	$ 0.23		$ 0.32	$ 0.26	$ 0.21	$ 1.32		$ 1.03		$ 0.85		$ 0.72		$ 0.71
Diluted					$ 0.46		$ 0.36	$ 0.30	$ 0.19	$ 0.23		$ 0.32	$ 0.26	$ 0.21	$ 1.32		$ 1.02		$ 0.85		$ 0.72		$ 0.71
Basic					$ 0.01		$ 0.00	$ 0.00	$ 0.08	$ 0.02		$ (0.03)	$ 0.01	$ 0.01	$ 0.09		$ 0.01		$ 0.06		$ 0.04		$ 0.02
Diluted					$ 0.01		$ 0.00	$ 0.00	$ 0.08	$ 0.02		$ (0.03)	$ 0.01	$ 0.01	$ 0.09		$ 0.01		$ 0.06		$ 0.04		$ 0.02
Basic					$ 0.48		$ 0.36	$ 0.30	$ 0.27	$ 0.25		$ 0.30	$ 0.27	$ 0.22	$ 1.41		$ 1.04		$ 0.91		$ 0.77		$ 0.73
Diluted					$ 0.47		$ 0.36	$ 0.30	$ 0.27	$ 0.24		$ 0.30	$ 0.27	$ 0.22	$ 1.40		$ 1.03		$ 0.90		$ 0.77		$ 0.73
Cash dividends declared and paid	$ 0.175		$ 0.165		$ 0.175		$ 0.165	$ 0.165	$ 0.165	$ 0.165		$ 0.155	$ 0.155	$ 0.155	$ 0.670		$ 0.630		$ 0.59		$ 0.55		$ 0.51
Return on Aqua America stockholders' equity															14.20%		11.40%		10.60%		9.40%		9.30%
Book value at year end															$ 9.89		$ 9.01		$ 8.52		$ 8.12		$ 7.82
Market value at year end															$ 25.42		$ 22.05		$ 22.48		$ 17.51		$ 20.59
Operating revenues					$ 187,481		$ 214,565	$ 191,690	$ 164,024	$ 166,793		$ 191,083	$ 171,839	$ 157,576	$ 757,760		$ 687,291		$ 660,186		$ 609,897		$ 573,075
Depreciation and amortization															116,996		108,300		111,716		107,118		87,151
Interest expense, net															77,757	[1]	77,804	[1]	73,393	[1]	66,345	[1]	65,986	[1]
Income from continuing operations before income taxes															250,968		210,794		191,319		162,066		158,441
Provision for income taxes															66,881		69,111		74,940		63,626		62,712
Income from continuing operations					65,134		50,284	41,780	26,889	31,506		44,861	35,719	29,597	184,087		141,683		116,379		98,440		95,729
Income from discontinuing operations					1,421		375	(335)	11,015	2,499		(3,738)	1,871	754	12,476		1,386		7,596		5,913		2,189
Net income attributable to common shareholders					66,555		50,659	41,445	37,904	34,005		41,123	37,590	30,351	196,563		143,069		123,975		104,353		97,918
Total assets	4,858,517		4,348,420		4,858,517					4,348,420					4,858,517		4,348,420		4,072,466		3,749,862		3,486,339
Property, plant and equipment, net	3,936,163		3,530,942		3,936,163					3,530,942					3,936,163		3,530,942		3,276,517		3,032,916		2,815,985
Aqua America stockholders' equity	1,385,704		1,251,313		1,385,704					1,251,313					1,385,704		1,251,313		1,174,254		1,108,904		1,058,446
Long-term debt, including current portion	1,588,992		1,475,886		1,588,992					1,475,886					1,588,992		1,475,886		1,519,457		1,404,930		1,217,815
Total debt	1,669,375		1,583,657		1,669,375					1,583,657					1,669,375		1,583,657		1,609,125		1,432,361		1,297,349
Operating cash flows from continuing operations															377,485		352,041		244,717		244,318		206,742
Capital additions															347,985		325,808		308,134		266,190		252,498
Net cash expended for acquisitions of utility systems and other															121,248		8,515		8,625		3,373		14,659
Dividends on common stock															$ 93,423		$ 87,133		$ 80,907		$ 74,729		$ 68,504
Number of utility customers served															968,357,000		966,136,000		962,970,000		953,437,000		945,540,000
Number of shareholders of common stock															26,216,000		26,744,000		27,274,000		27,984,000		28,565,000
Common shares outstanding	140,167		138,815		140,167					138,815					140,167		138,815		137,776		136,486		135,370
Employees (full-time)	1,619,000	[2]	1,615,000	[2]	1,619,000	[2]				1,615,000	[2]				1,619,000	[2]	1,615,000	[2]	1,632,000	[2]	1,632,000	[2]	1,638,000	[2]

[1]	Net of allowance for funds used during construction and interest income.
[2]	Includes continuing and discontinued operations.